Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.5%
1,826	iShares Russell 2000 ETF	$399,437	1.0
7,849	Vanguard S&P 500 ETF	3,095,646	7.7
17,159	Vanguard Value ETF	2,322,814	5.8

	Total Exchange-Traded Funds
	(Cost $4,984,503)	5,817,897	14.5

MUTUAL FUNDS: 85.5%
	Affiliated Investment Companies: 85.5%
153,624	Voya High Yield Bond Fund - Class R6	1,241,279	3.1
159,644	Voya Intermediate Bond Fund - Class R6	1,649,126	4.1
12,619	Voya Large-Cap Growth Fund - Class R6	795,530	2.0
167,926	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,433,251	6.0
405,874	Voya Multi-Manager International Equity Fund - Class I	5,609,181	13.9
328,743	Voya Multi-Manager International Factors Fund - Class I	3,612,890	9.0
122,743	Voya Multi-Manager Mid Cap Value Fund - Class I	1,404,182	3.5
256,459	Voya U.S. Stock Index Portfolio - Class I	5,106,103	12.7
73,432	VY® BrandywineGLOBAL - Bond Portfolio - Class I	826,841	2.0
102,856	VY® Columbia Contrarian Core Portfolio - Class I	2,202,151	5.5
70,280	VY® Invesco Comstock Portfolio - Class I	1,405,592	3.5
39,645	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	801,628	2.0
96,819	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,040,104	7.6
97,500	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,393,278	3.5
25,324	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,877,574	7.1

	Total Mutual Funds
	(Cost $31,557,167)	34,398,710	85.5

	Total Investments in Securities (Cost $36,541,670)	$40,216,607	100.0
	Liabilities in Excess of Other Assets	(1,200)	–
	Net Assets	$40,215,407	100.0

(1)	Non-income producing security.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,817,897	$–	$–	$5,817,897
Mutual Funds	34,398,710	–	–	34,398,710
Total Investments, at fair value	$40,216,607	$–	$–	$40,216,607

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,181,441	$402,746	$(303,036)	$(39,872)	$1,241,279	$50,043	$42,361	$-
Voya Intermediate Bond Fund - Class R6	1,171,591	938,016	(436,593)	(23,888)	1,649,126	33,185	(11,134)	-
Voya Large-Cap Growth Fund - Class R6	1,014,774	209,420	(427,323)	(1,341)	795,530	-	132,080	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,661,661	1,438,008	(1,309,447)	(356,971)	2,433,251	-	374,189	-
Voya Multi-Manager International Equity Fund - Class I	5,667,052	1,395,597	(1,379,625)	(73,843)	5,609,181	-	326,945	-
Voya Multi-Manager International Factors Fund - Class I	3,629,336	773,346	(887,435)	97,643	3,612,890	-	171,527	-
Voya Multi-Manager Mid Cap Value Fund - Class I	809,469	846,354	(336,379)	84,738	1,404,182	-	53,374	-
Voya U.S. Stock Index Portfolio - Class I	6,022,955	2,475,125	(2,857,405)	(534,572)	5,106,103	-	923,345	534,081
VY® BrandywineGLOBAL - Bond Portfolio - Class I	780,093	333,221	(218,783)	(67,690)	826,841	13,830	11,482	55,051
VY® Columbia Contrarian Core Portfolio - Class I	2,205,165	681,134	(532,026)	(152,122)	2,202,151	13,465	221,629	238,858
VY® Invesco Comstock Portfolio - Class I	767,556	1,540,815	(803,213)	(99,566)	1,405,592	4,004	286,526	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,215,301	442,659	(697,357)	(158,975)	801,628	3,194	279,907	40,431
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,963,472	1,058,310	(859,592)	(122,086)	3,040,104	2,503	102,387	381,361
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	819,746	1,089,781	(280,841)	(235,408)	1,393,278	96	109,093	214,532
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,299,484	1,393,864	(677,169)	(138,605)	2,877,574	-	221,019	239,950
	$33,209,096	$15,018,396	$(12,006,224)	$(1,822,558)	$34,398,710	$120,320	$3,244,730	$1,704,264

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $37,771,089.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,570,519
Gross Unrealized Depreciation	(125,001)
Net Unrealized Appreciation	$2,445,518